LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Postemployment Benefits [Abstract]
Severance-pay expenses	$ 120	$ 94	$ 6